Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 506,000
Previously Paid Amount	0.00
Total Fee Amount	74.69
Total Offset Amount	0.00
Net Fee	74.69
Narrative - Max Aggregate Offering Price	$ 506,000
Final Prospectus	true